Future Minimum Lease Payments Required under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 1,512
2016	1,115
2017	971
2018	976
2019	955
2020 and beyond	1,027
Total	$ 6,556